Finance Receivables - Additional Information (Detail) - USD ($)		12 Months Ended
		Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accrual period for financing receivables		60 days
Aggregate balance of finance receivables	[1]	$ 383,890,000		$ 0
Fair value of finance receivables		332,244,000
Reserve for repurchase liability for third-party lender losses		0	$ 0	4,241,000	$ 4,978,000	$ 4,983,000
Finance receivables in non-accrual status		100,000		19,300,000
Financing receivables under CSO program which were greater than 90 days past due		$ 0		$ 0
Recency delinquency
Accrual period for financing receivables		60 days
Contractual delinquency
Accrual period for financing receivables		90 days
90+ days
Aggregate balance of finance receivables		$ 1,500,000
Fair value of finance receivables		$ 10,500,000

[1]	(1) Includes amounts in consolidated variable interest entities ("VIEs") presented separately in the table below.